UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                   New York, N.Y.          August 15, 2005
-----------------------           ----------------------     -------------------
   [Signature]                        [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total:  $143,578
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number              Name

----          -------------------               ------------------------------

FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                     TITLE                  VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                       OF CLASS    CUSIP      (X$1000) PRN AMT   PRN  CALL   DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                       --------    -----      -------- -------   ---  ----   ----------  ----   ----     ------  ----
3Com Corp                            COM         885535104   2,541     700,000 SH           SOLE                700,000
Agere Sys Inc.                       COM         00845V308   4,322     360,128 SH           SOLE                360,128
Agilent Technologies, Inc.           COM         00846U101   6,906     300,000       CALL   SOLE                300,000
Aspect Communications Corp           COM         04523Q102   3,144     280,000 SH           SOLE                280,000
AT&T Corp.                           COM NEW     001957505   5,712     300,000 SH           SOLE                300,000
AT&T Corp.                           COM NEW     001957505   2,856     150,000       CALL   SOLE                150,000
Avaya Inc.                           COM         053499109   2,496     300,000       CALL   SOLE                300,000
Avaya Inc.                           COM         053499109   2,496     300,000 SH           SOLE                300,000
BEA Sys, Inc.                        COM         073325102   3,512     400,000 SH           SOLE                400,000
Blockbuster Inc.                     CL B        093679207     867     101,000 SH           SOLE                101,000
Cholestech Corp                      COM         170393102   2,626     233,013 SH           SOLE                233,013
Cisco Sys, Inc.                      COM         17275R102   1,145      60,000 SH           SOLE                 60,000
Embarcadero Technologies, Inc.       COM         290787100     477      85,100 SH           SOLE                 85,100
Enterasys Networks, Inc.             COM         293637104   4,015   4,461,500 SH           SOLE              4,461,500
Eon Labs, Inc.                       COM         29412E100   4,080     133,150 SH           SOLE                133,150
Eyetech Parmaceuticals Inc.          COM         302297106   1,264     100,000       CALL   SOLE                100,000
Guidant Corp                         COM         401698105   3,365      50,000       PUT    SOLE                 50,000
Hewlett-Packard Co                   COM         428236103   2,351     100,000 SH           SOLE                100,000
Hewlett-Packard Co                   COM         428236103   3,527     150,000       CALL   SOLE                150,000
Informatica Corp                     COM         45666Q102   1,384     165,000 SH           SOLE                165,000
Integrated Device Technology         COM         458118106   1,075     100,000       CALL   SOLE                100,000
Johnson & Johnson                    COM         478160104   4,875      75,000       PUT    SOLE                 75,000
Lawson Software, Inc.                COM         520780107   1,966     381,695 SH           SOLE                381,695
Lennar Corp                          CL B        526057302   2,059      35,000 SH           SOLE                 35,000
Maytag Corp                          COM         578592107     164      10,500       PUT    SOLE                 10,500
Maytag Corp                          COM         578592107     705      45,000       PUT    SOLE                 45,000
MBNA Corp                            COM         55262L100   1,308      50,000       PUT    SOLE                 50,000
MCI Inc.                             COM         552691107   5,142     200,000 SH           SOLE                200,000
Motive, Inc.                         COM         61980V107   2,042     205,600 SH           SOLE                205,600
NeighborCare, Inc.                   COM         64015Y104   9,951     300,000       CALL   SOLE                300,000
NetScout Sys, Inc.                   COM         64115T104   1,845     279,959 SH           SOLE                279,959
News Corp                            CL A        65248E104   2,023     125,000 SH           SOLE                125,000
Pactiv Corp                          COM         695257105   1,619      75,000 SH           SOLE                 75,000
Palomar Medical Technologies, Inc.   COM NEW     697529303   1,076      45,000 SH           SOLE                 45,000
Quiksilver, Inc.                     COM         74838C106   1,390      87,000 SH           SOLE                 87,000
Saks Inc                             COM         79377W108   1,897     100,000       PUT    SOLE                100,000
SeeBeyond Technology Corp            COM         815704101     209      50,000 SH           SOLE                 50,000
Sirius Satellite Radio Inc.          COM         82966U103     162      25,000 SH           SOLE                 25,000
Sprint Corp                          COM FON     852061100   2,509     100,000 SH           SOLE                100,000
SupportSoft, Inc.                    COM         868587106   4,156     800,779 SH           SOLE                800,779
Symantec Corp                        COM         871503108   1,087      50,000 SH           SOLE                 50,000
Symantec Corp                        COM         871503108   1,087      50,000       PUT    SOLE                 50,000
Symantec Corp                        COM         871503108   1,087      50,000       CALL   SOLE                 50,000
Terremark Worldwide, Inc.            COM NEW     881448203     175      25,000 SH           SOLE                 25,000
Gillette                             COM         375766102  10,951     216,300 SH           SOLE                216,300
TiVo Inc.                            COM         888706108     334      50,000 SH           SOLE                 50,000
Unocal Corp                          COM         915289102   3,903      60,000       CALL   SOLE                 60,000
Veritas Software Corp                COM         923436109   1,098      45,000 SH           SOLE                 45,000
Veritas Software Corp                COM         923436109   1,098      45,000       PUT    SOLE                 45,000
Viacom Inc.                          CL A        925524100     336      10,424 SH           SOLE                 10,424
Viacom Inc.                          CL B        925524308   3,635     113,510 SH           SOLE                113,510
Whirlpool Corp                       COM         963320106   7,011     100,000       CALL   SOLE                100,000
Whole Foods Market, Inc.             COM         966837106   1,773      15,000       PUT    SOLE                 15,000
Willbros Group, Inc.                 COM         969199108   2,864     200,000 SH           SOLE                200,000
Yellow Roadway Corp                  COM         985577105   1,880      37,000 SH           SOLE                 37,000
                                                           143,578


03164.0001 #593844